Document and Entity Information	Jul. 26, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	Navient Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-36228
Entity Tax Identification Number	46-4054283
Entity Address Address Line 1	13865 Sunrise Valley Drive
Entity Address City Or Town	Herndon
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20171
City Area Code	703
Local Phone Number	810-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001593538
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	123 Justison Street
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document Information [Line Items]
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ